Inventories - Additional Information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Cost of inventories recognised as expense during period	₽ 75,929	₽ 49,524
Inventory write-down	4,871	2,488
Inventories, at net realisable value	173	703
Gain Loss on Inventories	₽ 309	₽ 514